OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets
	December 31,
	2020	2019
	$	$
Prepaid expenses	157	310
Advances to suppliers	308	343
Government institutions	124	20
Other	287	288
	876	961